Expense Example - ALPS Nautilus SMR, Nuclear & Technology ETF - ALPS Nautilus SMR, Nuclear & Technology ETF Shares	Feb. 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208